EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
EXPENSES BY NATURE
EXPENSES BY NATURE
The following employee benefits expenses are included in cost of sales, general and administrative expenses, and exploration expenses.

	Years ended December 31,
	2018	2017
Salaries, short-term incentives, and other benefits	$210.2	$208.7
Share-based compensation	8.0	5.5
Other	3.8	3.3
	$222.0	$217.5